CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31,
US$ MILLIONS	2025	2024
Cash	$53	$68
Cash equivalents(1)	378	606
Total cash and cash equivalents	$431	$674

(1)Short-term, highly liquid investments with maturities of less than 90 days at acquisition that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value.